Summary of Significant Accounting Policies - Fair value (Details)	Dec. 31, 2022	Dec. 31, 2021
Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input		61
Minimum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	54
Maximum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	61
Liquidation scenario | Probability
Significant unobservable inputs adopted in the valuation
Measurement input		35
Liquidation scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	25
Liquidation scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	40
Redemption scenario | Probability
Significant unobservable inputs adopted in the valuation
Measurement input		35
Redemption scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	25
Redemption scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	40
IPO scenario | Probability
Significant unobservable inputs adopted in the valuation
Measurement input		30
IPO scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	20
IPO scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	50